Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue:
Health care services	€ 4,082,400	€ 3,529,609	€ 11,471,127	€ 10,255,289
Health care products	1,013,766	911,757	2,930,088	2,716,372
Revenue	5,096,166	4,441,366	14,401,215	12,971,661
Costs of revenue:
Health care services	3,152,753	2,697,639	8,806,204	7,844,690
Health care products	584,826	476,510	1,632,279	1,369,104
Costs of revenue	3,737,579	3,174,149	10,438,483	9,213,794
Gross profit	1,358,587	1,267,217	3,962,732	3,757,867
Operating (income) expenses:
Selling, general and administrative	989,607	731,230	2,830,337	2,272,922
Research and development	61,484	52,362	166,575	153,024
Income from equity method investees	(17,448)	(21,036)	(47,302)	(71,214)
Remeasurement Gain From InterWell Health	(146,699)		(146,699)
Operating income	471,643	504,661	1,159,821	1,403,135
Other (income) expense:
Interest income	(16,050)	(15,590)	(42,909)	(44,811)
Interest expense	92,535	84,026	260,070	258,528
Income before income taxes	395,158	436,225	942,660	1,189,418
Income tax expense	112,226	104,990	241,917	274,131
Net income	282,932	331,235	700,743	915,287
Net income attributable to noncontrolling interests	52,832	58,191	166,142	174,720
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 230,100	€ 273,044	€ 534,601	€ 740,567
Basic earnings per share	€ 0.78	€ 0.93	€ 1.82	€ 2.53
Diluted earnings per share	€ 0.78	€ 0.93	€ 1.82	€ 2.53